COMMON STOCK OPTIONS AND WARRANTS (Details - Schedule of activity of warrants) - USD ($)		3 Months Ended	12 Months Ended
	Jan. 11, 2022	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Warrants issued	710	710
Warrant [Member]
Outstanding at the beginning of the year		147,591	1,376,466	1,587,553
Outstanding at the beginning of the year		$ 8.63	$ 8.18	$ 8.62
Outstanding at end of period		1 year 1 month 6 days	9 months 18 days	1 year 10 months 24 days	2 years
Warrants expired, forfeited, cancelled or exercised		(67,500)	(1,228,875)	(232,517)
Warrants issued			0	21,430
Warrants issued				$ 7.70
Warrant issued				1 year 10 months 24 days
Outstanding at the end of the year		80,091	147,591	1,376,466	1,587,553
Outstanding at the end of the year			$ 8.63	$ 8.18	$ 8.62
Exercisable		80,091	147,591	1,376,466
Exercisable at end of period		$ 8.53	$ 8.63	$ 8.18
Outstanding at end of period		1 year 1 month 6 days	9 months 18 days	1 year 10 months 24 days
Exercisable
Outstanding at the beginning of the year			1 year 10 months 24 days
Outstanding at the beginning of the year		$ 8.63	$ 8.18
Outstanding
Warrants expired, forfeited, cancelled or exercised
Outstanding at end of period			9 months 18 days
Outstanding at the ending of the year		$ 8.53	$ 8.63	$ 8.18